Schedule of Operating Leases Weighted Average Lease Term and Discount Rate (Details)		Jun. 30, 2024	Jun. 30, 2023
Right-of-use Assets And Lease Liabilities
Operating leases: Weighted average remaining lease term (years)		2 years	3 years
Operating leases: Weighted average discount rate	[1]	3.00%	3.00%

[1]	The Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments as the implicit rate cannot be readily determined.